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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                  1275 Pennsylvania Avenue, NW
                                                  Washington, D.C. 20004-2415
                                                  202.383.0100  fax 202.637.3593
                                                  www.sutherland.com

ATLANTA AUSTIN HOUSTON
NEW YORK  WASHINGTON DC
W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

October 4, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  Pre-Effective Amendment No. 2
     First MetLife Investors Insurance Company
     First MetLife Investors Variable Annuity Account One
     File Nos. 333-176679/811-08306
     (Class S (offered on and after October 7, 2011)
     and Class S - L Share Option (offered on and after October 7, 2011))

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933 ("Securities Act") Pre-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 ("Registration Statement") for certain variable annuity contracts to be issued through the Account. All financial statements and exhibits required to be filed are included herein.

The Amendment is being filed for the sole purpose of adding a new EDGAR class identifier--for the Class S - L Share Option--for the Account.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to October 7, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:  Patrice M. Pitts, Esq.
     Michele H. Abate, Esq.
     John M. Richards, Esq.